Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Line Items]
Other accounts receivables	$ 267	$ 134
Financial liability	10
Fair value of the derivative instruments not designated as hedging	8
Fair value of derivative instrument designated as hedging instrument	59	141
Net and income value	(30)	(186)	$ (776)
Top of Range [Member]
Financial Instruments [Line Items]
Open transactions for derivative instruments	3,652
Top of Range [Member]
Financial Instruments [Line Items]
Open transactions for derivative instruments	9,149
Cash Flow Hedges [Member]
Financial Instruments [Line Items]
Fair value of derivative instrument designated as hedging instrument	59
Net unrecognized expenses	89
Net and income value		228
Cash Flow Hedges [Member] | Top of Range [Member]
Financial Instruments [Line Items]
Open transactions for derivative instruments		$ 389
Cash Flow Hedges [Member] | Top of Range [Member]
Financial Instruments [Line Items]
Open transactions for derivative instruments	$ 562
“Monte Carlo Simulation” [Member]
Financial Instruments [Line Items]
Risk-adjusted discount rate	11.50%	11.40%
Volatility rate	14.19%	15.17%
Fair value total	$ 23,566	$ 21,855